Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Long-term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2017	2016

U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	3.600%	2024	1,000	1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
Medium-term notes	Fixed	.850% - 4.125%	2018 - 2027	11,299	8,800
	Floating	1.767% - 2.005%	2018 - 2022	1,000	750
Other(b)				(29)	(4)

Subtotal				15,769	13,045

Subsidiaries
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2018 - 2026	208	10
	Floating	1.557% - 1.973%	2018 - 2026	5,272	8,559
Bank notes	Fixed	1.400% - 2.800%	2019 - 2025	6,200	6,800
	Floating	1.063% - 1.858%	2019 - 2057	3,810	3,898
Other(c)				1,000	1,011

Subtotal				16,490	20,278

Total				$32,259	$33,323
(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.51 percent, 1.83 percent and 1.86 percent, respectively.
(b)	Includes debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)	Includes consolidated community development and tax-advantaged investment VIEs, capitalized lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding at December 31, 2017, were:

(Dollars in Millions)	Parent Company	Consolidated
2018	$1,499	$2,572
2019	1,497	8,001
2020	–	3,047
2021	2,196	2,215
2022	3,790	4,074
Thereafter	6,787	12,350

Total	$15,769	$32,259